FINANCE INCOME AND FINANCE COSTS (Tables)	3 Months Ended
Mar. 31, 2025
Finance Income And Finance Costs [Abstract]
Summary of Finance Costs

	Three months ended March 31,
	2025	2024
	US$’000	US$’000

Interest on lease liabilities	499	416
Collaboration interest-bearing advanced funding	4,562	5,059
Total	5,061	5,475